Quarterly Holdings Report
for

Fidelity® Women's Leadership Fund

July 31, 2020

WLF-QTLY-0920
1.9893108.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 5.5%
Entertainment - 3.4%
Netflix, Inc. (a)	1,051	$513,813
The Walt Disney Co.	5,074	593,354
Zynga, Inc. (a)	28,901	284,097
		1,391,264
Interactive Media & Services - 0.9%
Facebook, Inc. Class A (a)	820	208,009
Match Group, Inc. (a)	1,417	145,526
		353,535
Media - 1.2%
Cable One, Inc.	123	224,175
The New York Times Co. Class A	5,266	242,973
		467,148

TOTAL COMMUNICATION SERVICES		2,211,947

CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.3%
General Motors Co.	5,089	126,665
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,949	209,011
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc.	2,820	193,819
Marriott International, Inc. Class A	1,955	163,878
Starbucks Corp.	4,242	324,640
		682,337
Household Durables - 1.1%
Taylor Morrison Home Corp. (a)	18,090	424,211
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	126	398,750
Etsy, Inc. (a)	1,636	193,670
Trainline PLC (a)(b)	33,276	178,153
		770,573
Leisure Products - 0.1%
Callaway Golf Co.	2,700	51,435
Specialty Retail - 6.2%
Bed Bath & Beyond, Inc. (c)	20,766	224,688
Best Buy Co., Inc.	3,686	367,089
Burlington Stores, Inc. (a)	936	175,968
Lowe's Companies, Inc.	3,296	490,807
Ross Stores, Inc.	1,471	131,905
The Home Depot, Inc.	1,459	387,350
Ulta Beauty, Inc. (a)	1,529	295,082
Williams-Sonoma, Inc.	4,869	424,187
		2,497,076
Textiles, Apparel & Luxury Goods - 1.0%
Aritzia LP (a)	13,863	183,501
LVMH Moet Hennessy Louis Vuitton SE	513	223,075
		406,576

TOTAL CONSUMER DISCRETIONARY		5,167,884

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 0.5%
Loblaw Companies Ltd.	3,516	182,408
Food Products - 2.3%
Danone SA	3,263	218,403
General Mills, Inc.	5,206	329,384
The Hershey Co.	2,295	333,716
Vital Farms, Inc. (a)	2,758	60,676
		942,179
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	1,539	304,014
Shiseido Co. Ltd.	3,426	190,884
Unilever NV	4,669	275,893
		770,791

TOTAL CONSUMER STAPLES		1,895,378

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	4,615	387,383
Equinor ASA	12,658	186,772
		574,155
FINANCIALS - 11.8%
Banks - 3.2%
Bank of America Corp.	15,938	396,537
Citigroup, Inc.	8,168	408,482
First Horizon National Corp.	20,713	192,010
First United Corp.	7,033	76,027
JPMorgan Chase & Co.	2,273	219,663
		1,292,719
Capital Markets - 3.7%
Macquarie Group Ltd.	2,748	242,449
Morningstar, Inc.	2,430	408,337
MSCI, Inc.	572	215,061
The NASDAQ OMX Group, Inc.	4,791	629,106
		1,494,953
Consumer Finance - 1.5%
American Express Co.	2,925	272,961
Synchrony Financial	14,433	319,402
		592,363
Insurance - 3.0%
Hartford Financial Services Group, Inc.	6,368	269,494
Primerica, Inc.	1,672	200,072
Principal Financial Group, Inc.	5,158	218,854
Progressive Corp.	5,712	516,022
		1,204,442
Thrifts & Mortgage Finance - 0.4%
NMI Holdings, Inc. (a)	11,892	184,564

TOTAL FINANCIALS		4,769,041

HEALTH CARE - 13.2%
Biotechnology - 1.6%
Veracyte, Inc. (a)	4,650	165,866
Vertex Pharmaceuticals, Inc. (a)	1,026	279,072
Zai Lab Ltd. ADR (a)	2,532	192,711
		637,649
Health Care Equipment & Supplies - 2.8%
Hologic, Inc. (a)	9,377	654,327
Insulet Corp. (a)	797	162,078
Stryker Corp.	1,612	311,600
		1,128,005
Health Care Providers & Services - 4.6%
1Life Healthcare, Inc. (a)(c)	9,933	294,116
AMN Healthcare Services, Inc. (a)	3,953	217,178
Anthem, Inc.	2,276	623,169
Cigna Corp.	2,230	385,099
CVS Health Corp.	5,312	334,337
		1,853,899
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	10,944	610,456
GlaxoSmithKline PLC	25,490	507,769
UCB SA	2,175	278,878
Zoetis, Inc. Class A	2,000	303,360
		1,700,463

TOTAL HEALTH CARE		5,320,016

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	969	367,222
Northrop Grumman Corp.	1,041	338,335
		705,557
Airlines - 0.3%
Southwest Airlines Co.	4,251	131,313
Commercial Services & Supplies - 2.0%
Stericycle, Inc. (a)	2,620	158,340
Tomra Systems ASA	6,077	249,240
Waste Management, Inc.	3,503	383,929
		791,509
Electrical Equipment - 2.2%
AMETEK, Inc.	3,300	307,725
nVent Electric PLC	8,102	147,132
Sunrun, Inc. (a)(c)	7,079	259,729
Vestas Wind Systems A/S	1,495	191,637
		906,223
Machinery - 2.4%
Federal Signal Corp.	13,888	429,278
Gardner Denver Holdings, Inc. (a)	7,812	246,781
Otis Worldwide Corp.	4,791	300,587
		976,646
Professional Services - 0.5%
Verisk Analytics, Inc.	1,130	213,242

TOTAL INDUSTRIALS		3,724,490

INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	1,530	397,448
Cisco Systems, Inc.	11,996	565,012
		962,460
Electronic Equipment & Components - 1.3%
CDW Corp.	2,973	345,611
Insight Enterprises, Inc. (a)	3,785	188,644
		534,255
IT Services - 10.7%
Accenture PLC Class A	3,476	781,335
Automatic Data Processing, Inc.	1,163	154,574
Capgemini SA	3,620	466,928
Genpact Ltd.	5,219	207,821
Leidos Holdings, Inc.	3,487	331,823
MasterCard, Inc. Class A	1,178	363,448
PayPal Holdings, Inc. (a)	2,629	515,468
Science Applications International Corp.	3,742	299,285
Twilio, Inc. Class A (a)	1,284	356,207
Visa, Inc. Class A	1,827	347,861
WEX, Inc. (a)	2,926	463,391
		4,288,141
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	3,518	272,399
NVIDIA Corp.	1,548	657,265
		929,664
Software - 10.9%
Adobe, Inc. (a)	1,636	726,908
HubSpot, Inc. (a)	1,332	312,501
Intuit, Inc.	1,446	443,011
Microsoft Corp.	6,923	1,419,278
Pagerduty, Inc. (a)	11,062	337,170
Rapid7, Inc. (a)(c)	4,482	266,993
Salesforce.com, Inc. (a)	3,526	687,041
Talend SA ADR (a)(c)	5,803	205,078
		4,397,980
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	1,059	450,117

TOTAL INFORMATION TECHNOLOGY		11,562,617

MATERIALS - 3.4%
Chemicals - 1.3%
Albemarle Corp. U.S.	2,835	233,774
Ecolab, Inc.	609	113,932
Valvoline, Inc.	9,685	198,736
		546,442
Containers & Packaging - 0.5%
Ball Corp.	2,528	186,137
Metals & Mining - 1.6%
Commercial Metals Co.	7,218	149,268
Newmont Corp.	7,290	504,468
		653,736

TOTAL MATERIALS		1,386,315

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Equity Lifestyle Properties, Inc.	5,331	364,214
Store Capital Corp.	13,305	315,195
Ventas, Inc.	5,521	211,786
		891,195
UTILITIES - 3.3%
Electric Utilities - 2.3%
Duke Energy Corp.	2,326	197,105
NextEra Energy, Inc.	956	268,349
ORSTED A/S (b)	3,143	447,956
		913,410
Multi-Utilities - 0.3%
CMS Energy Corp.	2,067	132,660
Water Utilities - 0.7%
American Water Works Co., Inc.	1,936	285,115

TOTAL UTILITIES		1,331,185

TOTAL COMMON STOCKS
(Cost $34,388,194)		38,834,223

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.14% (d)	1,598,139	1,598,619
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	895,335	895,425
TOTAL MONEY MARKET FUNDS
(Cost $2,493,911)		2,494,044
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $36,882,105)		41,328,267
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(982,877)
NET ASSETS - 100%		$40,345,390

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $626,109 or 1.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$388
Fidelity Securities Lending Cash Central Fund	3,835
Total	$4,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.